Goodwill and Intangibles Level 3 (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The changes in the net carrying amount of goodwill by segment for the years ended December 31, 2013 and 2012 are as follows:

	Epoxy, Phenolic and Coating Resins	Forest Products Resins	Total
Goodwill balance at December 31, 2011	$90	$77	$167
Foreign currency translation	—	2	2
Goodwill balance at December 31, 2012	90	79	169
Foreign currency translation	1	(1)	—
Impairments	(57)	—	(57)
Goodwill balance at December 31, 2013	$34	$78	$112
The Company’s gross carrying amount and accumulated impairments of goodwill consist of the following as of December 31:

	2013				2012
	Gross Carrying Amount	Accumulated Impairments	Accumulated Foreign Currency Translation	Net Book Value	Gross Carrying Amount	Accumulated Impairments	Accumulated Foreign Currency Translation	Net Book Value
Epoxy, Phenolic and Coating Resins	$88	$(57)	$3	$34	$88	$—	$2	$90
Forest Products Resins	81	—	(3)	78	81	—	(2)	79
Total	$169	$(57)	$—	$112	$169	$—	$—	$169

Schedule of Finite-Lived Intangible Assets [Table Text Block]
The Company’s intangible assets with identifiable useful lives consist of the following as of December 31:

	2013				2012
	Gross Carrying Amount	Accumulated Impairments	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Impairments	Accumulated Amortization	Net Book Value
Patents and technology	$112	$—	$(70)	$42	$110	$—	$(65)	$45
Customer lists and contracts	93	(17)	(54)	22	93	(17)	(49)	27
Other	25	—	(7)	18	25	—	(6)	19
Total	$230	$(17)	$(131)	$82	$228	$(17)	$(120)	$91

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Estimated annual intangible amortization expense for 2014 through 2018 is as follows:

2014	$13
2015	13
2016	12
2017	10
2018	7